Notes Payable	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Notes Payable
Notes Payable

Notes Payable to Banks

At December 31, 2012, the Company had a total of $262.0 million outstanding under the following credit facilities (in thousands):

		Interest		Outstanding
Credit Facilities	Lender	Rate	Maturity	Balance
$10.0 Million Unsecured Working Capital Revolving Credit Facility (1)	PNC Bank	—%	3/29/2016	$—
$215.0 Million Unsecured Revolving Credit Facility (1)	Wells-Fargo	1.8%	3/29/2016	137,000
$125.0 Million Unsecured Term Loan (2)	Key Bank	2.2%	9/27/2017	125,000
		2.0%		$262,000

(1)
The interest rate on the credit facilities is based on LIBOR plus 160 to 235 basis points, depending upon overall Company leverage as defined in the loan agreements for the Company's credit facility, with the current rate set at 160 basis points.  Additionally, the Company pays fees on the unused portion of the credit facilities ranging between 25 and 35 basis points based upon usage of the aggregate commitment, with the current rate set at 25 basis points.

(2)
The interest rate on the term loan is based on LIBOR plus an applicable margin of 1.5% to 2.3% depending on overall Company leverage (with the current rate set at 1.5%).  On September 28, 2012, the Company executed two floating-to-fixed interest rate swaps totaling $125 million, locking LIBOR at 0.7% for five years which is effective October 1, 2012.

On March 30, 2012, the Company entered into an Amended and Restated Credit Agreement with a consortium of eight banks for its $190 million senior unsecured revolving credit facility.  Additionally, the Company amended its $10 million working capital revolving credit facility under substantially the same terms and conditions, with the combined size of the facilities remaining at $200 million (collectively, the "New Facilities").  The New Facilities provide for modifications to the Company's then-existing credit facilities by, among other things, extending the maturity date from January 31, 2014 to March 29, 2016, with an additional one-year extension option with the payment of a fee, increasing the size of the accordion feature from $50 million to as much as $160 million, lowering applicable interest rate spreads and unused fees, and modifying certain other terms and financial covenants.  The interest rate on the New Facilities is based on LIBOR plus 160 to 235 basis points, depending on overall Company leverage (with the current rate set at 160 basis points).  Additionally, the Company pays fees on the unused portion of the New Facilities ranging between 25 and 35 basis points based upon usage of the aggregate commitment (with the current rate set at 25 basis points). Wells Fargo Securities, LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated acted as Joint Lead Arrangers and Joint Book Runners on the senior facility.  In addition, Wells Fargo Bank, N.A. acted as Administrative Agent and Bank of America, N.A. acted as Syndication Agent.  KeyBank, N.A., PNC Bank, N.A. and Royal Bank of Canada all acted as Documentation Agents.  Other participating lenders include JPMorgan Chase Bank, Trustmark National Bank, and Seaside National Bank and Trust.  The working capital revolving credit facility was provided solely by PNC Bank, N.A.

On October 10, 2012, the Company exercised $25 million of the $160 million accordion feature of its existing unsecured revolving credit facility and increased capacity from $190 million to $215 million with the additional borrowing capacity being provided by U.S. Bank National Association, bringing the total number of participating lenders to nine.  The interest rate on the credit facility is currently LIBOR plus 160 basis points.  Other terms and conditions under the credit facility remain unchanged.

On September 27, 2012, the Company closed a $125 million unsecured term loan.  The term loan has a maturity date of September 27, 2017, and has an accordion feature that allows for an increase in the size of the term loan to as much as $250 million, subject to certain conditions.  Interest on the term loan is based on LIBOR plus an applicable margin of 150 to 225 basis points depending on overall Company leverage (with the current rate set at 150 basis points).  The term loan has substantially the same operating and financial covenants as required by the Company's current unsecured revolving credit facility.  Keybanc Capital Markets, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated acted as Joint Lead Arrangers and Joint Bookrunners on the term loan.  In addition, Keybank National Association acted as Administrative Agent; Bank of America, N. A. acted as Syndication Agent; and Wells Fargo Bank, National Association acted as Documentation Agent.  Other participating lenders include Royal Bank of Canada, PNC Bank, National Association, U. S. Bank National Association, and Trustmark National Bank. On September 28, 2012, the Company executed two floating-to-fixed interest rate swaps totaling $125 million, locking LIBOR at 0.7% for five years, which results in an initial all-in interest rate of 2.2%.  The term loan had an outstanding balance of $125 million at December 31, 2012.

Mortgage Notes Payable

A summary of mortgage notes payable at December 31, 2012 and 2011 is as follows (in thousands):

				Note Balance
	Fixed	Maturity	Monthly	December 31
Office Property	Rate	Date	Payment	2012	2011
Wholly-Owned
Bank of America Plaza	7.1%	5/10/2012	$—	$—	$16,373
Westshore Corporate Center (4)	2.5%	5/1/2015	88	15,646	—
Teachers Insurance and Annuity Associations (5 properties)	6.2%	1/1/2016	565	73,584	75,724
NASCAR Plaza (1)(2)(3)	3.4%	3/30/2016	121	42,977	—
John Hancock Facility (2 properties)	7.6%	6/1/2016	130	17,852	18,055
111 East Wacker, LLC (6)	6.3%	7/11/2016	—	—	147,873
Capital City Plaza	7.3%	3/5/2017	253	33,489	34,073
Morgan Keegan Tower	7.6%	10/1/2019	163	10,419	11,539
Citrus Center	6.3%	6/1/2020	153	22,034	22,438
Stein Mart	6.5%	8/1/2020	81	11,517	11,733
Pinnacle at Jackson Place – Subordinate NMTC Loan (6)	3.0%	12/27/2047	—	—	6,000
Pinnacle at Jackson Place – Sr NMTC Loan (6)	5.8%	12/27/2047	—	—	23,501
Total Wholly-Owned			1,554	227,518	367,309
Consolidated Joint Ventures
Parkway Properties Office Fund, LP:
Renaissance Center (6)	5.5%	6/1/2012	—	—	15,704
100 Ashford Center/Peachtree Ridge (6)	5.6%	1/8/2016	—	—	29,824
Overlook II (6)	5.6%	3/1/2017	—	—	31,500
Total Fund I			—	—	77,028
Parkway Properties Office Fund II, LP
Cypress Center I-III (1)	4.1%	5/18/2016	42	12,088	12,088
3344 Peachtree	5.3%	10/1/2017	485	84,733	86,064
Bank of America Center (1)	4.7%	5/18/2018	138	33,875	33,875
Hayden Ferry Lakeside I (1)	4.5%	7/25/2018	85	22,000	22,000
Hayden Ferry Lakeside II (1)(5)	5.0%	7/25/2018	421	48,125	—
The Pointe	4.0%	2/10/2019	79	23,500	—
245 Riverside (1)	5.2%	3/31/2019	42	9,250	9,250
Corporate Center Four at International Plaza (1)	5.4%	4/8/2019	104	22,500	22,500
Two Ravinia (1)	5.0%	5/20/2019	95	22,100	22,100
Two Liberty Place	5.2%	6/10/2019	391	90,200	90,200
Carmel Crossing	5.5%	3/10/2020	46	10,000	10,000
Total Fund II			1,928	378,371	308,077
Total Mortgage Notes Payable			$3,482	$605,889	$752,414

(1)	The mortgage loans secured by these properties have variable interest rates that have been fixed by interest rate swap agreements.

(2)
Effective December 31, 2012 the Company assumed the mortgage secured by NASCAR Plaza and also the swap associated with this mortgage.  The notional amount of the swap is $30 million which fixes LIBOR at 2.3%, which resulted in an all-in interest rate of 3.4%.  The interest rate swap matures on February 1, 2016.

(3)	The Company assumed the existing loan on NASCAR Plaza upon acquisition in December 2012. The note bears interest at a stated interest rate of 4.7% and has been marked-to-market for GAAP purposes.

(4)
The Company assumed the existing loan on the Westshore Corporate Center upon acquisition in November 2012.  The note bears interest at a stated rate of 5.8% and has been marked-to-market for GAAP purposes.

(5)
The Hayden Ferry II mortgage provides for quarterly payments of $625,000 through February 2015 with payments based on a 25 year amortization thereafter until maturity.  Additionally, the mortgage bears interest at LIBOR plus the applicable spread which ranges between 250 and 350 basis points.  Fund II entered into an  interest rate swap that fixed the LIBOR rate associated with this loan at 1.5% through January 25, 2018.  This loan is cross-defaulted with Hayden Ferry I.

(6)	For balance sheet purposes, the Company has reclassified these mortgages totaling $254.4 million to Liabilities Related to Assets Held for Sale at December 31, 2011.

At December 31, 2012 and 2011, the net book value of the office properties collateralizing the mortgage loans was $947.2 million and $1.0 billion, respectively, which includes assets held for sale at December 31, 2011.

The aggregate annual maturities of mortgage notes payable at December 31, 2012 are as follows (in thousands):

	Total Mortgage Maturities	Debt Balloon Payments	Debt Principal Amortization
2013	$9,674	$—	$9,674
2014	10,848	—	10,848
2015	25,407	14,051	11,356
2016	147,097	137,776	9,321
2017	116,439	107,907	8,532
2018	98,052	91,550	6,502
Thereafter	198,372	194,317	4,055
	$605,889	$545,601	$60,288

On January 9, 2012, in connection with the sale of 111 East Wacker for a gross sales price of $150.6 million, the buyer assumed the existing $147.9 million non-recourse mortgage loan secured by the property, which had a fixed interest rate of 6.3% and maturity date of July 2016.

On January 11, 2012, in connection with the purchase of The Pointe in Tampa, Florida, Fund II obtained a $23.5 million non-recourse first mortgage loan, which matures in February 2019.  The mortgage has a fixed rate of 4.0% and is interest only for the first 43 months of the term.

On February 10, 2012, Fund II obtained a $50.0 million non-recourse mortgage loan, of which $15.0 million is Parkway's share, secured by Hayden Ferry II, a 300,000 square foot office property located in the Tempe submarket of Phoenix, Arizona.  The mortgage loan matures in July 2018 and bears interest at LIBOR plus the applicable spread which ranges from 250 to 350 basis points over the term of the loan.  In connection with this mortgage, Fund II entered into an interest rate swap that fixes LIBOR at 1.5% through January 25, 2018, which equates to a total interest rate ranging from 4.0% to 5.0%.  The mortgage loan is cross-collateralized, cross-defaulted, and conterminous with the mortgage loan secured by Hayden Ferry I.

On March 9, 2012, the Company repaid a $16.4 million non-recourse mortgage loan secured by Bank of America Plaza, a 337,000 square foot office property in Nashville, Tennessee.  The mortgage loan had a fixed interest rate of 7.1% and was scheduled to mature in May 2012.  The Company repaid the mortgage loan using available proceeds under the senior unsecured revolving credit facilities.

On May 31, 2012, in connection with the sale of Pinnacle at Jackson Place (the "Pinnacle") and Parking at Jackson Place, for a gross sales price of $29.5 million, the buyer assumed the existing $29.5 million non-recourse mortgage loan secured by the property with a weighted average interest rate of 5.2%.  The buyer also assumed the related $23.5 million interest rate swap with a fixed portion of the debt secured by the Pinnacle at an interest rate of 5.8%.

On November 15, 2012, in connection with its purchase of Westshore Corporate Center in Tampa, Florida, the Company assumed the $14.5 million existing non-recourse first mortgage loan, with a fixed interest rate of 5.8% and a maturity date of May 1, 2015.  In accordance with GAAP, the mortgage loan was recorded at $15.6 million to reflect the fair value of the instrument based on a market interest rate of 2.5% on the day of purchase.

On December 31, 2012, in connection with its purchase of NASCAR Plaza in Charlotte, North Carolina, the Company assumed the $42.6 million existing non-recourse first mortgage loan, with a current interest rate of 4.7% and a maturity date of March 30, 2016.  In accordance with GAAP, the mortgage loan was recorded at $43.0 million to reflect the value of the instrument based on a market interest rate of 3.4% at the date of purchase.

During 2012, in conjunction with the sale of the Fund I assets, the buyer assumed $76.7 million of non-recourse first mortgage loans, of which $19.2 million was Parkway's share.

On February 21, 2013, the Company obtained an $80.0 million first mortgage secured by Phoenix Tower, a 629,000 square foot office property located in the Greenway Plaza submarket of Houston, Texas.  The mortgage loan bears interest at a fixed rate of 3.9% and matures on March 1, 2023.

Interest Rate Swaps

The Company has entered into interest rate swap agreements. The Company designated the swaps as cash flow hedges of the variable interest rates on the Company's borrowings under the $125.0 million unsecured term loan and the debt secured by 245 Riverside, Corporate Center Four, Cypress Center, Bank of America Center, Two Ravinia, and Hayden Ferry I, Hayden Ferry II, and NASCAR Plaza. These swaps, are considered to be fully effective and changes in the fair value of the swaps are recognized in accumulated other comprehensive loss.

The Company's interest rate hedge contracts at December 31, 2012 and 2011 are summarized as follows (in thousands):

						Fair Value Liability
Type of	Balance Sheet	Notional	Maturity		Fixed	December 31
Hedge	Location	Amount	Date	Reference Rate	Rate	2012	2011
Swap	Accounts payable and other liabilities	$12,088	11/18/2015	1-month LIBOR	4.1%	$(582)	$(581)
Swap	Accounts payable and other liabilities	$30,000	2/1/2016	1-month LIBOR	2.3%	(1,787)	—
Swap	Accounts payable and other liabilities	$50,000	9/28/2017	1-month LIBOR	2.2%	(43)	—
Swap	Accounts payable and other liabilities	$75,000	9/28/2017	1-month LIBOR	2.2%	(65)	—
Swap	Accounts payable and other liabilities	$33,875	11/18/2017	1-month LIBOR	4.7%	(3,312)	(2,862)
Swap	Accounts payable and other liabilities	$22,000	1/25/2018	1-month LIBOR	4.5%	(1,923)	(1,548)
Swap	Accounts payable and other liabilities	$48,125	1/25/2018	1-month LIBOR	5.0%	(1,581)	—
Swap	Accounts payable and other liabilities	$9,250	9/30/2018	1-month LIBOR	5.3%	(1,218)	(1,083)
Swap	Accounts payable and other liabilities	$22,500	10/8/2018	1-month LIBOR	5.4%	(3,135)	(2,826)
Swap	Accounts payable and other liabilities	$22,100	11/18/2018	1-month LIBOR	5.0%	(2,639)	(2,234)
						$(16,285)	$(11,134)

On February 10, 2012, Fund II entered into an interest rate swap with the lender of the loan secured by Hayden Ferry II in Phoenix, Arizona, for a $50 million notional amount that fixes LIBOR at 1.5% through January 25, 2018, which when combined with the applicable spread ranging from 250 to 350 basis points equates to a total interest rate ranging from 4.0% to 5.0% over the term of the loan. The Company designated the swap as a cash flow hedge of the variable interest payments associated with the mortgage loan.

On May 31, 2012, in connection with the sale of the Pinnacle at Jackson Place ("the Pinnacle"), the buyer assumed the interest rate swap, which had a notional amount of $23.5 million and fixed the interest rate on a portion of the debt secured by the Pinnacle at 5.8%.

On September 28, 2012, the Company executed two floating-to-fixed interest rate swaps for a notional amount totaling $125.0 million, associated with its term loan that fixes LIBOR at 0.7% for five years, which resulted in an initial all-in interest rate of 2.2%. The interest rate swaps were effective October 1, 2012 and mature September 28, 2017.

On December 31, 2012, in connection with the purchase of NASCAR Plaza in Charlotte, North Carolina, the Company assumed an interest rate swap for a $30.0 million notional amount that fixes LIBOR at 2.3% through February 1, 2016.

The Company designated these swaps as cash flow hedges of the variable interest payments associated with the mortgage loans.